Schedule of Investments (unaudited)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.6%
Boeing Co. (The)
1.88%, 06/15/23 (Call 04/15/23)	$175	$175,464
4.51%, 05/01/23 (Call 04/01/23)	650	672,054
L3Harris Technologies Inc., 3.85%, 06/15/23 (Call 05/15/23)	100	102,932
Northrop Grumman Corp., 3.25%, 08/01/23(a)	200	205,440
Raytheon Technologies Corp., 3.70%, 12/15/23
(Call 09/15/23)	70	72,485
Spirit AeroSystems Inc., 3.95%, 06/15/23 (Call 05/15/23)(a)	490	494,841
		1,723,216
Agriculture — 0.1%
Reynolds American Inc., 4.85%, 09/15/23	120	126,043

Airlines — 1.1%
American Airlines Pass Through Trust, Series 2013-2, Class A,
4.95%, 01/15/23	220	222,076
Delta Air Lines Inc., 3.80%, 04/19/23 (Call 03/19/23)(a)	765	772,658
Southwest Airlines Co., 4.75%, 05/04/23	175	181,755
		1,176,489
Auto Manufacturers — 4.3%
Ford Motor Credit Co. LLC
3.09%, 01/09/23	400	402,100
3.10%, 05/04/23	415	418,171
3.37%, 11/17/23	850	856,468
4.14%, 02/15/23 (Call 01/15/23)	325	329,732
4.38%, 08/06/23	620	633,361
General Motors Co.
4.88%, 10/02/23	300	315,318
5.40%, 10/02/23	175	185,493
General Motors Financial Co. Inc., 1.70%, 08/18/23	400	400,144
Jaguar Land Rover Automotive PLC, 5.63%, 02/01/23
(Call 02/28/22)(a)(b)	700	700,987
Stellantis NV, 5.25%, 04/15/23(a)	275	286,622
		4,528,396
Banks — 5.2%
Citigroup Inc., 3.50%, 05/15/23	150	153,908
Commerzbank AG, 8.13%, 09/19/23(a)(b)	1,900	2,065,680
Cooperatieve Rabobank U.A., 4.63%, 12/01/23	100	105,222
Credit Suisse Group AG, 3.80%, 06/09/23	305	313,988
Deutsche Bank AG/New York NY, 3.95%, 02/27/23	200	205,084
Discover Bank, 4.20%, 08/08/23	255	265,164
First-Citizens Bank & Trust Co., 5.00%, 08/01/23	1,125	1,180,845
Morgan Stanley, 4.10%, 05/22/23	395	408,118
Natwest Group PLC
3.88%, 09/12/23	556	573,436
6.10%, 06/10/23	50	52,749
Santander Holdings USA Inc., 3.40%, 01/18/23 (Call 12/18/22)	200	203,626
		5,527,820
Beverages — 0.4%
Constellation Brands Inc., 4.25%, 05/01/23	180	186,100
Keurig Dr Pepper Inc., 3.13%, 12/15/23 (Call 10/15/23)	250	256,525
		442,625
Biotechnology — 0.6%
Amgen Inc., 2.25%, 08/19/23 (Call 06/19/23)(a)	115	116,484
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 02/08/22)	162	160,124
2.50%, 09/01/23 (Call 07/01/23)	150	152,547

	Par
Security	(000)	Value

Biotechnology (continued)
Royalty Pharma PLC, 0.75%, 09/02/23	$200	$197,018
		626,173
Building Materials — 0.1%
Fortune Brands Home & Security Inc., 4.00%, 09/21/23
(Call 08/21/23)	143	148,241

Chemicals — 0.9%
CF Industries Inc., 3.45%, 06/01/23(a)	243	248,224
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%,
06/15/23 (Call 02/14/22)(b)	27	27,053
DuPont de Nemours Inc., 4.21%, 11/15/23 (Call 10/15/23)	475	496,603
Mosaic Co. (The), 4.25%, 11/15/23 (Call 08/15/23)	200	208,256
		980,136
Commercial Services — 2.5%
ADT Security Corp. (The), 4.13%, 06/15/23	1,070	1,086,339
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 02/28/22)(a)(b)	840	792,985
Global Payments Inc.
3.75%, 06/01/23 (Call 03/01/23)	25	25,590
4.00%, 06/01/23 (Call 05/01/23)	100	103,066
IHS Markit Ltd., 4.13%, 08/01/23 (Call 07/01/23)	650	672,581
		2,680,561
Computers — 1.2%
Dell International LLC/EMC Corp., 5.45%, 06/15/23
(Call 04/15/23)	127	132,994
Hewlett Packard Enterprise Co., 4.45%, 10/02/23
(Call 09/02/23)	300	313,389
Seagate HDD Cayman, 4.75%, 06/01/23(a)	830	854,485
		1,300,868
Cosmetics & Personal Care — 0.7%
Avon Products Inc., 6.50%, 03/15/23	705	726,390

Distribution & Wholesale — 0.9%
Avient Corp., 5.25%, 03/15/23	910	935,789

Diversified Financial Services — 7.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.15%, 10/29/23	350	345,639
4.13%, 07/03/23 (Call 06/03/23)	150	154,494
4.50%, 09/15/23 (Call 08/15/23)	390	405,534
Air Lease Corp.
3.00%, 09/15/23 (Call 07/15/23)	150	152,805
3.88%, 07/03/23 (Call 06/03/23)	100	102,775
Aircastle Ltd.
4.40%, 09/25/23 (Call 08/25/23)	150	155,403
5.00%, 04/01/23	60	62,217
Ally Financial Inc., 1.45%, 10/02/23 (Call 09/02/23)	325	323,833
BGC Partners Inc., 5.38%, 07/24/23	50	52,201
Capital One Bank USA N.A., 3.38%, 02/15/23	250	255,843
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	200	202,818
3.50%, 06/15/23	225	231,113
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	50	51,924
Navient Corp.
5.50%, 01/25/23	1,465	1,495,809
7.25%, 09/25/23	830	877,393
OneMain Finance Corp.
5.63%, 03/15/23	1,305	1,345,964
8.25%, 10/01/23	945	1,031,411

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23
(Call 02/28/22)(b)	$565	$568,333
		7,815,509
Electric — 2.6%
American Electric Power Co. Inc., Series M, 0.75%, 11/01/23
(Call 02/28/22)	175	172,779
Black Hills Corp., 4.25%, 11/30/23 (Call 08/30/23)	80	83,338
Duke Energy Corp., 3.95%, 10/15/23 (Call 07/15/23)	75	77,636
Eversource Energy, Series N, 3.80%, 12/01/23 (Call 11/01/23)	50	51,893
Georgia Power Co., Series A, 2.10%, 07/30/23	140	141,263
InterGen NV, 7.00%, 06/30/23 (Call 02/28/22)(b)	645	636,267
NextEra Energy Capital Holdings Inc., 0.65%, 03/01/23	280	278,687
Pacific Gas and Electric Co.
1.37%, 03/10/23 (Call 02/08/22)	150	148,593
1.70%, 11/15/23 (Call 11/15/22)	375	370,969
3.85%, 11/15/23 (Call 08/15/23)	100	102,040
4.25%, 08/01/23 (Call 07/01/23)	135	138,392
Public Service Enterprise Group Inc., 0.84%, 11/08/23
(Call 05/08/22)	125	124,007
Southern Co. (The), 2.95%, 07/01/23 (Call 05/01/23)	270	275,003
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	100	98,484
		2,699,351
Electrical Components & Equipment — 0.5%
EnerSys, 5.00%, 04/30/23 (Call 01/30/23)(b)	490	498,198

Electronics — 1.3%
Agilent Technologies Inc., 3.88%, 07/15/23 (Call 04/15/23)	125	128,507
Sensata Technologies BV, 4.88%, 10/15/23(b)	1,165	1,194,125
		1,322,632
Energy - Alternate Sources — 0.7%
TerraForm Power Operating LLC, 4.25%, 01/31/23
(Call 10/31/22)(b)	765	769,269

Food — 2.6%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC, 3.50%, 02/15/23
(Call 12/15/22)(b)	1,150	1,159,660
Conagra Brands Inc., 0.50%, 08/11/23 (Call 08/11/22)	100	98,501
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 02/28/22)(b)	1,110	1,136,140
General Mills Inc., 3.70%, 10/17/23 (Call 09/17/23)	177	183,234
Kellogg Co., 2.65%, 12/01/23	75	76,581
Kroger Co. (The), 3.85%, 08/01/23 (Call 05/01/23)	75	77,326
Tyson Foods Inc., 3.90%, 09/28/23 (Call 08/28/23)	50	51,821
		2,783,263
Gas — 0.6%
ONE Gas Inc., 0.85%, 03/11/23 (Call 02/28/22)	50	49,704
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23
(Call 02/28/22)(b)	585	584,696
Southern Co. Gas Capital Corp., 2.45%, 10/01/23
(Call 08/01/23)	40	40,639
		675,039
Hand & Machine Tools — 0.4%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%,
02/15/23 (Call 02/28/22)(a)(b)	450	449,959

Health Care - Products — 0.4%
Baxter International Inc., 0.87%, 12/01/23(b)	200	197,410
PerkinElmer Inc., 0.55%, 09/15/23 (Call 09/15/22)	75	73,863
	Par
Security	(000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc., 0.80%, 10/18/23 (Call 10/18/22)	$185	$183,137
		454,410
Health Care - Services — 4.4%
HCA Inc.
4.75%, 05/01/23	150	155,716
5.88%, 05/01/23(a)	1,914	1,998,159
Humana Inc., 0.65%, 08/03/23 (Call 02/07/22)	300	296,415
Tenet Healthcare Corp., 6.75%, 06/15/23	2,084	2,183,532
		4,633,822
Holding Companies - Diversified — 0.9%
Blackstone Secured Lending Fund, 3.65%, 07/14/23	50	51,170
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(b)	905	942,014
		993,184
Home Builders — 1.8%
DR Horton Inc., 4.75%, 02/15/23 (Call 11/15/22)	15	15,419
KB Home, 7.63%, 05/15/23 (Call 11/15/22)	625	651,550
Lennar Corp., 4.88%, 12/15/23 (Call 09/15/23)	125	131,248
Taylor Morrison Communities Inc./Taylor Morrison Holdings
II Inc., 5.88%, 04/15/23 (Call 01/15/23)(b)	550	567,188
Toll Brothers Finance Corp., 4.38%, 04/15/23 (Call 01/15/23)(a)	575	588,719
		1,954,124
Housewares — 1.6%
Newell Brands Inc., 4.35%, 04/01/23 (Call 02/01/23)	1,675	1,709,806

Insurance — 0.5%
Aon PLC, 4.00%, 11/27/23 (Call 08/27/23)	50	51,914
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	70	73,248
Assurant Inc., 4.20%, 09/27/23 (Call 08/27/23)	65	67,532
Jackson Financial Inc., 1.13%, 11/22/23(a)(b)	200	197,948
Lincoln National Corp., 4.00%, 09/01/23	100	103,804
Reinsurance Group of America Inc., 4.70%, 09/15/23	50	52,375
		546,821
Internet — 0.1%
Expedia Group Inc., 3.60%, 12/15/23 (Call 11/15/23)	125	128,658

Iron & Steel — 1.0%
Carpenter Technology Corp., 4.45%, 03/01/23 (Call 12/01/22)	470	475,024
Commercial Metals Co., 4.88%, 05/15/23 (Call 02/15/23)	535	549,060
Nucor Corp., 4.00%, 08/01/23 (Call 05/01/23)	75	77,378
		1,101,462
Leisure Time — 2.2%
Royal Caribbean Cruises Ltd.
9.13%, 06/15/23 (Call 03/15/23)(b)	1,075	1,132,427
10.88%, 06/01/23 (Call 03/01/23)(b)	1,075	1,150,669
		2,283,096
Lodging — 3.6%
Hyatt Hotels Corp.
1.30%, 10/01/23 (Call 10/01/22)	300	297,744
3.38%, 07/15/23 (Call 04/15/23)	50	50,877
Marriott International Inc./MD, Series Z, 4.15%, 12/01/23
(Call 11/01/23)	75	77,878
MGM Resorts International, 6.00%, 03/15/23	1,915	1,977,525
Travel + Leisure Co., 3.90%, 03/01/23 (Call 12/01/22)	650	656,916
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 4.25%,
05/30/23 (Call 02/28/23)(b)	755	761,214
		3,822,154
Machinery — 0.9%
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 02/28/22)(a)(b)	575	558,256
CNH Industrial Capital LLC, 1.95%, 07/02/23	140	140,615

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
CNH Industrial NV, 4.50%, 08/15/23	$250	$259,645
		958,516
Manufacturing — 0.1%
Carlisle Companies Inc., 0.55%, 09/01/23 (Call 09/01/22)	40	39,338
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	100	103,739
		143,077
Media — 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.00%,
03/01/23 (Call 02/14/22)(b)	600	600,000
DISH DBS Corp., 5.00%, 03/15/23	2,098	2,130,729
Quebecor Media Inc., 5.75%, 01/15/23	1,255	1,279,297
Thomson Reuters Corp., 4.30%, 11/23/23 (Call 08/23/23)	125	130,184
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	125	134,273
		4,274,483
Metal Fabricate & Hardware — 0.2%
Crane Co., 4.45%, 12/15/23 (Call 09/15/23)	165	172,536

Mining — 1.3%
Freeport-McMoRan Inc., 3.88%, 03/15/23 (Call 12/15/22)	1,350	1,370,304

Office & Business Equipment — 1.4%
Xerox Corp., 4.38%, 03/15/23 (Call 02/15/23)	1,490	1,510,934

Oil & Gas — 4.3%
Calumet Specialty Products Partners LP/Calumet Finance
Corp., 7.75%, 04/15/23 (Call 02/11/22)(a)	465	465,651
Canadian Natural Resources Ltd., 2.95%, 01/15/23
(Call 12/15/22)	25	25,391
Continental Resources Inc./OK, 4.50%, 04/15/23
(Call 01/15/23)	410	420,664
Devon Energy Corp., 8.25%, 08/01/23 (Call 06/01/23)	35	37,933
HollyFrontier Corp., 2.63%, 10/01/23	50	50,579
Occidental Petroleum Corp., 2.70%, 02/15/23 (Call 11/15/22)	980	983,675
Range Resources Corp., 5.00%, 03/15/23 (Call 12/15/22)	815	823,223
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 02/28/22)(b)	471	456,396
Vantage Drilling International, 9.25%, 11/15/23
(Call 02/28/22)(a)(b)	520	498,321
W&T Offshore Inc., 9.75%, 11/01/23 (Call 02/28/22)(b)	835	813,808
		4,575,641
Oil & Gas Services — 0.1%
Halliburton Co., 3.50%, 08/01/23 (Call 05/01/23)	125	128,129

Packaging & Containers — 3.7%
Ball Corp., 4.00%, 11/15/23	1,735	1,788,178
Owens-Brockway Glass Container Inc., 5.88%, 08/15/23(a)(b)	1,380	1,424,519
Sealed Air Corp., 5.25%, 04/01/23 (Call 01/01/23)(b)	660	675,510
		3,888,207
Pharmaceuticals — 3.7%
AbbVie Inc.
2.85%, 05/14/23 (Call 03/14/23)	100	101,724
3.75%, 11/14/23 (Call 10/14/23)	300	311,175
AmerisourceBergen Corp., 0.74%, 03/15/23 (Call 03/15/22)	25	24,838
Cigna Corp.
3.00%, 07/15/23 (Call 05/16/23)	200	204,156
3.75%, 07/15/23 (Call 06/15/23)	330	340,583
CVS Health Corp., 4.00%, 12/05/23 (Call 09/05/23)	360	374,141
Elanco Animal Health Inc., 5.27%, 08/28/23 (Call 07/28/23)	1,425	1,480,105
Mylan Inc., 4.20%, 11/29/23 (Call 08/29/23)	100	103,825
Shire Acquisitions Investments Ireland DAC, 2.88%, 09/23/23
(Call 07/23/23)	505	514,974
	Par
Security	(000)	Value

Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 4.40%, 11/26/23
(Call 10/26/23)	$300	$313,950
Zoetis Inc., 3.25%, 02/01/23 (Call 11/01/22)	190	193,093
		3,962,564
Pipelines — 6.8%
Buckeye Partners LP, 4.15%, 07/01/23 (Call 04/01/23)	1,055	1,056,572
DCP Midstream Operating LP, 3.88%, 03/15/23
(Call 12/15/22)(a)	770	780,272
Enbridge Inc.
0.55%, 10/04/23	125	122,991
4.00%, 10/01/23 (Call 07/01/23)	200	207,066
Energy Transfer LP, Series 5Y, 4.20%, 09/15/23
(Call 08/15/23)	200	207,316
Energy Transfer LP/Regency Energy Finance Corp., 4.50%,
11/01/23 (Call 08/01/23)	300	311,283
Enterprise Products Operating LLC, 3.35%, 03/15/23
(Call 12/15/22)	175	178,194
EQM Midstream Partners LP, 4.75%, 07/15/23 (Call 06/15/23)	1,155	1,167,867
Kinder Morgan Energy Partners LP, 3.50%, 09/01/23
(Call 06/01/23)	250	256,575
MPLX LP, 4.50%, 07/15/23 (Call 04/15/23)	300	309,999
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%,
11/01/23 (Call 02/28/22)	910	887,295
ONEOK Inc., 7.50%, 09/01/23 (Call 06/01/23)	100	107,607
ONEOK Partners LP, 5.00%, 09/15/23 (Call 06/15/23)	80	83,534
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%,
05/15/23 (Call 02/28/22)(a)	805	791,259
Plains All American Pipeline LP/PAA Finance Corp., 3.85%,
10/15/23 (Call 07/15/23)	152	156,706
Sabine Pass Liquefaction LLC, 5.63%, 04/15/23
(Call 01/15/23)	200	207,794
TransCanada PipeLines Ltd., 3.75%, 10/16/23 (Call 07/16/23)	125	128,992
Williams Companies Inc. (The), 4.50%, 11/15/23
(Call 08/15/23)	200	209,288
		7,170,610
Real Estate — 1.9%
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	1,225	1,289,852
Realogy Group LLC/Realogy Co-Issuer Corp., 4.88%, 06/01/23
(Call 03/01/23)(b)	660	674,876
		1,964,728
Real Estate Investment Trusts — 2.7%
American Campus Communities Operating Partnership LP,
3.75%, 04/15/23 (Call 01/15/23)	50	51,089
American Tower Corp., 3.00%, 06/15/23	175	178,657
Boston Properties LP, 3.13%, 09/01/23 (Call 06/01/23)	100	102,171
Crown Castle International Corp., 3.15%, 07/15/23
(Call 06/15/23)	250	255,510
Essex Portfolio LP, 3.25%, 05/01/23 (Call 02/01/23)	15	15,266
GEO Group Inc. (The), 5.13%, 04/01/23 (Call 02/28/22)(a)	495	477,061
GLP Capital LP/GLP Financing II Inc., 5.38%, 11/01/23
(Call 08/01/23)	100	105,390
Mid-America Apartments LP, 4.30%, 10/15/23 (Call 07/15/23)	50	51,903
Service Properties Trust, 4.50%, 06/15/23 (Call 12/15/22)(a)	795	781,827
Starwood Property Trust Inc., 5.50%, 11/01/23
(Call 08/01/23)(b)	835	861,119
		2,879,993
Retail — 3.6%
AutoZone Inc., 3.13%, 07/15/23 (Call 04/15/23)	75	76,582
Brinker International Inc., 3.88%, 05/15/23	495	501,569

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2022	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Lowe’s Companies Inc., 3.88%, 09/15/23 (Call 06/15/23)	$110	$113,806
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	775	776,395
QVC Inc., 4.38%, 03/15/23	1,130	1,143,696
Starbucks Corp., 3.85%, 10/01/23 (Call 07/01/23)	175	180,987
Walgreens Boots Alliance Inc., 0.95%, 11/17/23
(Call 05/17/22)(a)	200	197,908
Yum! Brands Inc., 3.88%, 11/01/23 (Call 08/01/23)	830	855,514
		3,846,457
Semiconductors — 0.4%
Microchip Technology Inc.
2.67%, 09/01/23	215	218,176
4.33%, 06/01/23 (Call 05/01/23)	100	103,431
Skyworks Solutions Inc., 0.90%, 06/01/23 (Call 06/01/22)	50	49,523
		371,130
Software — 1.5%
Fiserv Inc., 3.80%, 10/01/23 (Call 09/01/23)	200	207,100
Oracle Corp.
2.40%, 09/15/23 (Call 07/15/23)	480	485,678
2.63%, 02/15/23 (Call 01/15/23)	100	101,301
3.63%, 07/15/23	345	355,457
Roper Technologies Inc., 3.65%, 09/15/23 (Call 08/15/23)	145	149,618
VMware Inc., 0.60%, 08/15/23	270	266,350
		1,565,504
Telecommunications — 7.6%
AT&T Inc., 4.05%, 12/15/23	180	188,412
British Telecommunications PLC, 4.50%, 12/04/23
(Call 11/04/23)(a)	150	156,998
DKT Finance ApS, 9.38%, 06/17/23 (Call 02/08/22)(b)	685	691,850
Ligado Networks LLC, 15.50%, 11/01/23, (15.50% PIK)(b)(c)	2,551	1,901,474
Lumen Technologies Inc., Series W, 6.75%, 12/01/23	1,270	1,348,016
Rogers Communications Inc., 4.10%, 10/01/23 (Call 07/01/23)	225	232,634
Sprint Corp., 7.88%, 09/15/23(a)	2,359	2,547,649
VEON Holdings BV, 7.25%, 04/26/23 (Call 01/26/23)(d)	1,000	1,029,150
		8,096,183
Toys, Games & Hobbies — 0.4%
Mattel Inc., 3.15%, 03/15/23 (Call 12/15/22)	387	390,088
	Par/
	Shares
Security	(000)	Value

Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp.,
8.50%, 07/15/23 (Call 02/14/22)(b)	$625	$332,187
Ryder System Inc., 3.88%, 12/01/23 (Call 11/01/23)	200	207,750
		539,937

Total Corporate Bonds & Notes — 97.3%
(Cost: $104,790,948)		103,372,525

Short-Term Investments

Money Market Funds — 8.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(e)(f)(g)	6,118	6,119,853
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(e)(f)	2,720	2,720,000
		8,839,853

Total Short-Term Investments — 8.3%
(Cost: $8,839,158)		8,839,853

Total Investments in Securities — 105.6%
(Cost: $113,630,106)		112,212,378

Other Assets, Less Liabilities — (5.6)%		(5,967,756)

Net Assets — 100.0%		$106,244,622

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,910,354	$210,294	(a)	$—		$(617)	$(178)	$6,119,853	6,118	$2,649	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,780,000	—		(3,060,000	)(a)	—	—	2,720,000	2,720	34		—
						$(617)	$(178)	$8,839,853		$2,683		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2023 Term High Yield and Income ETF
January 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$103,372,525	$—	$103,372,525
Money Market Funds	8,839,853	—	—	8,839,853
	$8,839,853	$103,372,525	$—	$112,212,378

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind